Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

14.Leases

The Companies are a lessee

The Companies have lease contracts for various items of property and production equipment used in its operations. Lease terms for properties and equipment are generally between 1 and 10 years. Certain leases include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Companies’ business needs.

For the year ended December 31, 2021 and 2020 the Company had lease contracts with lease terms of 12 months or less. The Company applied the ‘short-term lease’ recognition exemption for theses leases.

The applicable Company periods have lease of office equipment with low value. The Companies applied the ‘lease of low-value assets’ recognition exemptions for these leases.

14.1Amounts recognized in the consolidated balance sheet

	As of December 31,	As of December 31,
	2021	2020
Right-of-Use Assets
Property	$7,195	$3,073
Equipment	1,583	1,611
Total assets	$8,778	$4,684
Lease liabilities
Current (Note 15.1)	2,952	2,146
Non-current (Note 15.1)	5,427	2,290
Total liabilities	$8,379	$4,436

The additions of right-of-use assets during the Company periods ended December 31, 2021 and 2020 were $7122 thousand and $1,143 thousand, respectively.

14.2Amounts recognized in the consolidated statement of income related to leases

			Successor from	Predecessor from
	Successor	Successor	January 4, 2019	January 1, 2019
	For the year ended	For the year ended	through	through
	December 31, 2021	December 31, 2020	December 31, 2019	March 7, 2019
Depreciation charge of right-of-use assets
Property	$1,611	$921	$647	$100
Equipment	1,068	682	108	—
Total depreciation of right-of-use-assets	2,679	1,603	755	100
Interest expense (included in finance cost, Not 8)	386	276	176	27
Total amount recognized in net loss for the period	$3,065	$1,879	$931	$127

No significant variable lease payments that are not included in the lease liability have been identified for the Company. Short term lease payments and payments on low value lease assets were not significant for the year ended December 31, 2021.

The total cash outflow for leases during the Company periods ended December 31, 2021 and 2020 were $2,845 thousand and $1,764 thousand, respectively. The maturity analysis of lease liabilities for the Company is disclosed in Note 4.1.